Schedule of allowance for doubtful accounts (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Credit Loss [Abstract]
Allowance for doubtful accounts, beginning balance	$ 17,316	$ 23,210	$ 3,712
Addition	12,446	16,683	23,210
Write-off / recovery	(22,971)	(30,791)	(3,712)
Allowance for doubtful accounts, ending balance	$ 6,791	$ 9,102	$ 23,210